Income Taxes - Deferred tax (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carryforward		$ 71,553,413		$ 66,025,752
Total deferred tax assets		73,699,244		67,464,781
Valuation allowance		(72,057,082)		(65,260,394)
Net deferred tax assets		1,642,162		2,204,387
Income Taxes, that has determined that it has an uncertain position that resulted in a tax reserve	$ 1,348,904	1,348,904	$ 1,348,904	1,348,904	$ 1,372,064	$ 0
Federal
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		299,375,124		276,310,905
Deferred tax assets:
Operating Loss Carryforwards		$ 299,375,124		$ 276,310,905